DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale	0				8				0	8	0	2
REVENUE
Real estate rentals									$ 210,535,000	$ 193,637,000	$ 186,871,000
Tenant reimbursement									45,834,000	42,330,000	44,294,000
TOTAL REVENUE	66,272,000	65,221,000	63,901,000	60,975,000	59,158,000	59,516,000	59,166,000	58,127,000	256,369,000	235,967,000	231,165,000
EXPENSES
Depreciation/amortization related to real estate investments									61,169,000	55,554,000	54,183,000
Utilities									19,131,000	17,399,000	17,981,000
Maintenance									29,109,000	26,267,000	28,808,000
Real estate taxes									33,954,000	31,167,000	30,234,000
Insurance									3,902,000	3,481,000	2,238,000
Property management expenses									15,355,000	18,594,000	20,277,000
Other property expenses									1,008,000	(142,000)	665,000
Other expenses									2,173,000	1,898,000	1,747,000
Amortization related to non-real estate investments									3,230,000	3,183,000	2,669,000
Impairment of real estate investments									305,000	428,000	0
TOTAL EXPENSES									177,525,000	164,782,000	166,024,000
Operating income									83,928,000	71,459,000	65,141,000
Interest expense									(62,268,000)	(63,250,000)	(61,913,000)
Interest income									222,000	148,000	259,000
Other income									526,000	638,000	282,000
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
INCOME FROM DISCONTINUED OPERATIONS									7,564,000	711,000	20,582,000
Property Sale Data
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
Asset and Liability Data
Total liabilities	1,128,173,000				1,149,104,000				1,128,173,000	1,149,104,000
Multi-Family Residential [Member]
REVENUE
TOTAL REVENUE									90,759,000	72,500,000	65,229,000
Commercial-Office [Member]
REVENUE
TOTAL REVENUE									77,766,000	74,914,000	77,981,000
Commercial-Healthcare [Member]
REVENUE
TOTAL REVENUE									61,975,000	64,511,000	64,879,000
Commercial-Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale												2
REVENUE
TOTAL REVENUE									12,247,000	11,582,000	10,548,000
Commercial-Retail [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale					1					1
REVENUE
TOTAL REVENUE									13,622,000	12,460,000	12,528,000
Multi Family Residential -Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale					8					8
Discontinued Operations [Member]
REVENUE
Real estate rentals									4,252,000	5,364,000	11,430,000
Tenant reimbursement									604,000	661,000	749,000
TOTAL REVENUE									4,856,000	6,025,000	12,179,000
EXPENSES
Depreciation/amortization related to real estate investments									1,306,000	1,554,000	2,808,000
Utilities									108,000	268,000	815,000
Maintenance									260,000	333,000	1,140,000
Real estate taxes									504,000	610,000	1,256,000
Insurance									50,000	73,000	176,000
Property management expenses									168,000	329,000	1,118,000
Other property expenses									16,000	4,000	72,000
Other expenses									0	67,000	28,000
Amortization related to non-real estate investments									44,000	33,000	14,000
Impairment of real estate investments									305,000	428,000	0
TOTAL EXPENSES									2,761,000	3,699,000	7,427,000
Operating income									2,095,000	2,326,000	4,752,000
Interest expense									(1,418,000)	(1,980,000)	(3,540,000)
Interest income									0	0	5,000
Other income									2,000	16,000	0
Income from discontinued operations before gain on sale									679,000	362,000	1,217,000
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
INCOME FROM DISCONTINUED OPERATIONS									7,564,000	711,000	20,582,000
Property Sale Data
Sales price									26,273,000	3,237,000	83,330,000
Net book value and sales costs									(19,388,000)	(2,888,000)	(63,965,000)
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
Asset and Liability Data
Total assets	44,270,000								44,270,000			23,649,000
Total liabilities	(16,257,000)								(16,257,000)			(283,000)
Discontinued Operations [Member] | Multi-Family Residential [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3								3
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									3,653,000	161,000	19,268,000
Discontinued Operations [Member] | Commercial-Office [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									0	0	0
Discontinued Operations [Member] | Commercial-Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1								1
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									3,419,000	(465,000)	(84,000)
Discontinued Operations [Member] | Commercial-Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold												4
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									776,000	712,000	1,319,000
Discontinued Operations [Member] | Commercial-Retail [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1								1			1
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									$ (284,000)	$ 303,000	$ 79,000
Discontinued Operations [Member] | Multi Family Residential -Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	4								4